Summary of Significant Accounting Policies - Value Added, Consumption and Income Taxes, Retirement Benefits, Appropriated Retained Earnings (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policy
Value-added tax charged to customers	$ 10,219,618		¥ 53,388,567		¥ 66,777,031
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	6,953,332		74,986,737		45,434,459
Retirement and other postretirement benefits
Expense for employee benefits	1,768,883	¥ 11,558,233	10,016,774	¥ 10,369,297
Interests capitalized as borrowing cost in property, plant and equipment		0	0	0
Government subsidy	$ 17,938,937	117,216,600	0	42,630,000
Uncertain tax positions			0		¥ 0
Estimated interest costs and penalties provided for uncertain tax positions		¥ 0	0	0
PRC
Retirement and other postretirement benefits
Statute of limitations period	5 years	5 years
Threshold percentage to determine whether statutory surplus reserves can be converted into capital	25.00%	25.00%
Required minimum percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Transfer to statutory reserves	$ 2,704,806	¥ 17,673,744	¥ 6,371,096	¥ 12,885,465
PRC | Shandong Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
PRC | Daqing Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Minimum
Significant Accounting Policy
Value added tax rate (as a percent)	0.00%	0.00%
Maximum
Significant Accounting Policy
Value added tax rate (as a percent)	17.00%	17.00%